Balance Sheets (Parenthetical) - $ / shares	May 31, 2017	May 24, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Preferred stock, par value	$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000				5,000,000		5,000,000
Preferred stock, shares issued	0				1,000,000		1,000,000
Preferred stock, shares outstanding	0				1,000,000		1,000,000
Common stock, par value					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized					70,000,000		70,000,000
Common stock, shares issued					217,046	200	217,046
Common stock, shares outstanding					217,046	200	217,046
Class A Common Stock [Member]
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	130,000,000		130,000,000
Common stock, shares issued	30,717,046				217,046
Common stock, shares outstanding	30,717,046				217,046
Class B Common Stock [Member]
Common stock, par value	$ 0.001			0.001
Common stock, shares authorized	500,000,000	500,000,000	6,000,000
Common stock, shares issued	6,000,000
Common stock, shares outstanding	6,000,000
Class C Common Stock [Member]
Common stock, par value	$ 0.001			$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	64,000,000
Common stock, shares issued	48,400,000
Common stock, shares outstanding	48,400,000